38. Risk management (Details 2) $ in Millions	Dec. 31, 2020 USD ($) [1]
Remote scenario [member] | Futures contract [member] | Derivatives Not Designated For Hedge Accounting [member] | Crude oil and oil products price changes [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Risk exposure associated with instruments	$ (55)
Remote scenario [member] | Derivatives [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Risk exposure associated with instruments	(55)
Probable scenario [member] | Futures contract [member] | Derivatives Not Designated For Hedge Accounting [member] | Crude oil and oil products - price changes [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Risk exposure associated with instruments
Reasonably possible scenario [member] | Futures contract [member] | Derivatives Not Designated For Hedge Accounting [member] | Crude oil and oil products - price changes [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Risk exposure associated with instruments	(27)
Reasonably possible scenario [member] | Derivatives [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Risk exposure associated with instruments	$ (27)

[1]	The probable scenario was computed based on the fair value of oil and oil products prices at June 30, 2020. Reasonably possible and remote scenarios consider 25% and 50% deterioration in the associated risk variables respectively.